Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2013
Intangible Assets, Net [Abstract]
Summary of Intangible Assets, Net
	As of December 31,
	2012	2013	2013
	RMB	RMB	US$
Software	12,665	13,305	2,198
Domain name	54	54	9
Total	12,719	13,359	2,207
Less: accumulated amortization	(3,231)	(5,440)	(899)
Net book value	9,488	7,919	1,308